Discontinued Operations (Details) (USD $)	3 Months Ended		9 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011
Results of discontinued operations for the interim periods
Operating expenses		$ 16,939	$ 16,364	$ 33,934
Loss from discontinued operations, net of tax		$ (16,939)	$ (16,364)	$ (33,934)